HOMES 2025-NQM5 TRUST ABS-15G

Exhibit 99.7 - Schedule 1

TPR Firm:		Report Date:	10/8/2025
Client Name:	Ares	Report:	Exception Report
Deal Name:	HOMES 2025-NQM5	Loans in report:	1

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	1115880	D	A	C	A	D	A	A	A	Closed	FCOM1003	2025-03-25 15:47	2025-04-11 17:03	Resolved	1 - Information	D	A	Compliance	Missing Doc	Grant/Warranty Deed is missing	Resolved-Per Client, this is not required, and condition is resolved. - Due Diligence Vendor-04/11/2025
Ready for Review-As noted, the deeds are typically returned to us after recordation.  Since this loan is title insured and all customary preliminary documentation has already been provided, we’d appreciate clarification on why this specific document is being requested at this time—prior to recordation and return of the recorded set.Thank you, - Seller-04/10/2025
Counter-Lender commentary received, however insufficient to clear condition. Missing Grant/Warranty Deed from previous owner to current owner XXX to confirm vesting on DOT/Mortgage.  - Due Diligence Vendor-04/10/2025
Ready for Review-Document Uploaded. DOT from title.  You should be able to click on the hyperlink embedded within the title so see the deed referenced.  Attached for your reference. - Seller-04/10/2025
Counter-Received DOT already included in loan file. Still missing Grant/Warranty Deed to confirm Deed of Trust/Mortgage Vesting matches. - Due Diligence Vendor-04/07/2025
Ready for Review-Document Uploaded. Recorded deed reflects borrower as XXX, an XXX - Buyer-04/07/2025
Open-Missing Grant/Warranty Deed to confirm Vesting on Deed of Trust/Mortgage document in file. - Due Diligence Vendor-03/25/2025	Ready for Review-As noted, the deeds are typically returned to us after recordation. Since this loan is title insured and all customary preliminary documentation has already been provided, we’d appreciate clarification on why this specific document is being requested at this time—prior to recordation and return of the recorded set. Thank you, - Seller-04/10/2025
 Ready for Review-Document Uploaded. DOT from title.  You should be able to click on the hyperlink embedded within the title so see the deed referenced.  Attached for your reference. - Seller-04/10/2025
Resolved-Per Client, this is not required, and condition is resolved. - Due Diligence Vendor-04/11/2025	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680.
																										Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of 50%		XXX_XXX_Recorded DOT.pdf DOT-XXX-XXX.pdf_XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	1115880	D	A	C	A	D	A	A	A	Closed	FCRE1499	2025-03-26 18:28	2025-04-10 16:46	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets for Reserves Post-Close is less than Total Required Reserve Amount	Resolved-Documents received and reviewed. Assets are sufficient for cash to close and reserves. - Due Diligence Vendor-04/10/2025
Ready for Review-Document Uploaded. Our actual PITIA $XXX x 6 = XXX.  Our verified personal assets of $XXX – Cash to close from final CD of $XXX = $XXX.  Our reserve requirement is met.
Note: Regarding reserve calculation.  Reserves are calculated using actual housing expense, not qualifying payment: - Seller-04/10/2025
Open-Total Qualified Assets for Reserves Post-Close of $XXX is less than Total Required Reserve Amount of $XXX Due to Business Assets being unallowable assets, borrower is short reserve s by $XXX. - Due Diligence Vendor-03/26/2025	Ready for Review-Document Uploaded. Our actual PITIA $XXX x 6 = XXX. Our verified personal assets of $XXX – Cash to close from final CD of $XXX = $XXX. Our reserve requirement is met.
Note: Regarding reserve calculation.  Reserves are calculated using actual housing expense, not qualifying payment: - Seller-04/10/2025
Resolved-Documents received and reviewed. Assets are sufficient for cash to close and reserves. - Due Diligence Vendor-04/10/2025	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680.
																										Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of 50%		Reserves.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	1115880	D	A	C	A	D	A	A	A	Closed	FCRE1479	2025-03-26 18:28	2025-04-10 16:43	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements	Resolved-Asset Record 1 Meets G/L Requirements - Due Diligence Vendor-04/10/2025
Ready for Review-Document Uploaded. 1) We have removed the business account from the asset record and have only the personal account with $XXX.
2) I have locked down the transmittal to use the fully amortized payment over the amortization period which has brought our DTI up to XXX.  New transmittal is printed in file and attached for your reference. - Buyer-04/10/2025
Open-Asset Record 1 Does Not Meet G/L Requirements Business Assets are only allowable when borrower owns 50% or more of Business per guidelines. Per CPA letter provided, borrower is 33% owner. - Due Diligence Vendor-03/26/2025	Resolved-Asset Record 1 Meets G/L Requirements - Due Diligence Vendor-04/10/2025	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680.
																										Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of 50%		1008 - Transmittal Summary.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	1115880	D	A	C	A	D	A	A	A	Closed	FCRE1482	2025-03-26 18:28	2025-04-10 16:43	Resolved	1 - Information	C	A	Credit	Assets	Asset 4 Does Not Meet Guideline Requirements	Resolved-Asset 4 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-04/10/2025
Ready for Review-Document Uploaded. Removed the XXX gift and we still have XXX months reserves verified.  The business account was removed.  Please see screen shot of what is now being used.   The DTI has also been adjusted.  I am updating the 1003 & 1008 on this condition as I can't get back into the other conditions to remove the earlier submitted 1008.  Typically, we have a refresh button on each condition for other firms.  I don't see that option with XXX conditions.  Thank you in advance. - Buyer-04/10/2025
Open-Asset 4 Does Not Meet Guideline Requirements Missing evidence and source of $XXX gift deposited to borrowers account per Gift letter and Final 1003 submitted. - Due Diligence Vendor-03/26/2025	Resolved-Asset 4 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-04/10/2025	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680.
																										Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of 50%		Asset screen shot.pdf Final Updated 1008 - USE THIS ONE!!!.pdf Final updated 1003 - USE this one!!!.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	1115880	D	A	C	A	D	A	A	A	Closed	FCRE8611	2025-03-27 10:37	2025-04-10 15:45	Resolved	1 - Information	A	A	Credit	Income/Employment	Income/Employment General	Resolved-Received revised 1008 reflecting updated DTI using fully amortized payment. - Due Diligence Vendor-04/10/2025
Ready for Review-Document Uploaded. DTI below 50 and acceptable as presented with updated 1008, thank you  - Buyer-04/10/2025
Open-Re-calculated DTI is XXX% differs from lenders DTI of XXX% due to calculated PITIA should be based off of Fully Amortized payment per guidelines. - Due Diligence Vendor-03/27/2025	Resolved-Received revised 1008 reflecting updated DTI using fully amortized payment. - Due Diligence Vendor-04/10/2025	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680.
																										Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of 50%		Final Updated 1008 - USE THIS ONE!!!.pdf Final updated 1003 - USE this one!!!.pdf Asset screen shot.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A
XXX	1115880	D	A	C	A	D	A	A	A	Closed	FCRE6843	2025-03-26 18:34	2025-04-07 12:04	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-Received source of $XXX Gift Funds. - Due Diligence Vendor-04/07/2025
Ready for Review-Document Uploaded. Gift of XXX provided, please see uploaded gift docs for XXX - Buyer-04/07/2025
Open-Missing LOE and source of funds for Large Deposit in the amount of $XXX to XXX Bank #XXX, XXX. - Due Diligence Vendor-03/26/2025	Resolved-Received source of $XXX Gift Funds. - Due Diligence Vendor-04/07/2025	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680.
																										Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of 50%		XXX gift docs XXX into XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Purchase	NA	N/A	N/A